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                       PUTNAM HARTFORD INHERITANCE MANAGER
                              SEPARATE ACCOUNT FIVE
                         HARTFORD LIFE INSURANCE COMPANY

     SUPPLEMENT DATED SEPTEMBER 20, 2002 TO THE PROSPECTUS DATED MAY 1, 2002

Effective September 19, 2002, in the table under "Hartford Ratings" in the "About Us" section of the prospectus, the information for Ratings Agency "Fitch" is deleted and replaced with the following:

                        EFFECTIVE DATE
 RATINGS AGENCY           OF RATING         RATING          BASIS OF RATING
 --------------           ---------         ------          ---------------
     Fitch                 9/19/02            AA         Claims paying ability




  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-4094
333-36329